Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at beginning of period at Dec. 31, 2015	$ 61,266	$ 18,629	$ 9,846	$ 38,030	$ (4,822)	$ (417)
Net income	6,738			6,738
Other comprehensive income (loss)	(457)					(457)
Stock options issued	7		(31)		38
Cash dividends declared	(2,139)			(2,139)
Balance at end of period at Dec. 31, 2016	65,415	18,629	9,815	42,629	(4,784)	(874)
Net income	7,101			7,101
Reclassification of tax effect from AOCI to retained earnings				109		(109)
Other comprehensive income (loss)	320					320
Cash dividends declared	(2,304)			(2,304)
Balance at end of period at Dec. 31, 2017	70,532	18,629	9,815	47,535	(4,784)	(663)
Net income	9,412			9,412
Other comprehensive income (loss)	(720)					(720)
Cumulative effect adjustment equity securities, related to ASU 2016-01				29		(29)
Cash dividends declared	(2,688)			(2,688)
Balance at end of period at Dec. 31, 2018	$ 76,536	$ 18,629	$ 9,815	$ 54,288	$ (4,784)	$ (1,412)